Georgraphic Segment Information (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary of geographic segment information
Revenue	$ 5,810,936	$ 5,305,130
Cost of revenue	3,056,524	3,001,573
Total Expenses	3,707,114	2,177,467
Other Income (Expense)	714,793	441,908
Net Income (Loss) before tax from continuing operations	(237,909)	567,998
Discontinued operations	(301,280)
Assets	42,251,766	39,242,700
Debt	35,696,108	31,578,322
Australia [Member]
Summary of geographic segment information
Revenue	5,810,936	5,305,130
Cost of revenue	3,056,524	3,001,573
Total Expenses	2,544,589	2,177,467
Other Income (Expense)	714,793	441,908
Net Income (Loss) before tax from continuing operations	623,336	567,998
Discontinued operations
Assets	42,251,766	39,242,700
Debt	35,135,035	31,575,322
United States [Member]
Summary of geographic segment information
Revenue
Cost of revenue
Total Expenses	1,162,525
Other Income (Expense)
Net Income (Loss) before tax from continuing operations	(1,162,525)
Discontinued operations	(301,280)
Assets
Debt	561,073	3,000
Elimination [Member]
Summary of geographic segment information
Revenue
Cost of revenue
Total Expenses
Other Income (Expense)
Net Income (Loss) before tax from continuing operations
Discontinued operations
Assets
Debt